CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 2,597,848	$ 3,517,600
Cash in bank	554,864	1,112,147
Time deposits	$ 1,975,347	$ 2,391,182
Minimum [Member]
Percentage of Interest rate for time deposits	1.10%
Maximum [Member]
Percentage of Interest rate for time deposits	1.25%